Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	$ 1,236	$ 1,598	$ 1,393	$ 2,833	$ 2,532
Total other comprehensive income that may be reclassified to the income statement, net of tax	345	1,515	1,006	1,860	1,399
Defined benefit plans, net of tax				(347)	(171)
Own credit on financial liabilities designated at fair value, net of tax				62	(246)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(1,371)	1,082	74	(289)	(419)
Total other comprehensive income	(1,026)	2,597	1,080	1,571	980
Total comprehensive income	209	4,195	2,473	4,404	3,512
Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)				2,827	2,533
Foreign currency translation, net of tax	261	(145)	168	116	40
Financial assets measured at fair value through other comprehensive income, net of tax	1	147	65	149	128
Cash flow hedges, net of tax	95	1,505	773	1,600	1,232
Cost of hedging, net of tax	(13)	8		(4)
Total other comprehensive income that may be reclassified to the income statement, net of tax	345	1,515	1,006	1,860	1,399
Defined benefit plans, net of tax	(500)	153	8	(347)	(171)
Own credit on financial liabilities designated at fair value, net of tax	(872)	934	72	62	(246)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(1,372)	1,086	80	(286)	(417)
Total other comprehensive income	(1,027)	2,602	1,086	1,575	982
Total comprehensive income	205	4,197	2,478	4,402	3,515
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)				6	(1)
Foreign currency translation, net of tax	1	(5)	(6)	(4)	(2)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	1	(5)	(6)	(4)	(2)
Total other comprehensive income	1	(5)	(6)	(4)	(2)
Total comprehensive income	$ 4	$ (2)	$ (5)	$ 3	$ (3)